Mainland China Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Compensation and Retirement Disclosure [Abstract]
Contributions for employee benefits	$ 300,749	$ 234,474	$ 196,042